RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2021	Oct. 25, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Nov. 12, 2020
Compensation to related party			$ 39,063		$ 78,126
Accounts payable related parties		$ 50,000	135,927		135,927		$ 12,551	$ 0
Rent expense				$ 12,501	4,163	$ 20,835	45,837
Common stock share, value							$ 312,500	$ 432,000
Restricted common stock							1,347,894		17,280,000
Capital stock to be issued			$ 54,750		$ 54,750				$ 432,000
Lease payment		$ 50,000
Rent per month							$ 3,500
Common stock shares, issued			376,815,718		376,815,718		296,236,627	289,147,675
Acquisition expense			$ 2,078	$ (342)	$ 48,135	$ 259	$ 20,989	$ 1,494
Chief Administrative Officer [Member]
Bonus			90,000		90,000
Management fees			36,000		72,000
Monthly fee					20,000
Minimum [Member]
Monthly fee					12,000
Bonus CEO [Member]
Accounts payable related parties			100,000		100,000		0
Bonus			100,000		100,000
Monthly fee					18,000
Related Party expenses			58,000		103,000
Accounts payable			30,000		30,000
Accounts Payable CTO [Member]
Accounts payable related parties			5,927		5,927		12,551
Rent per month	$ 3,500		10,500		21,000
Bonus			100,000		100,000
Management fees			$ 30,000		60,000
Accounts Payable CTO [Member] | Maximum [Member]
Monthly fee					$ 15,000
CTO [Member]
Compensation to related party								12,000
Lease payment							12,551
Management fees							156,000	58,010
Monthly fee							15,000	15,000
CEO [Member]
Compensation to related party							12,000	12,000
Management fees							156,000	205,750
Monthly fee							$ 12,000
April 1, 2020 [Member]
Compensation to related party								10,000
Common stock shares, issued							12,500,000
Acquisition expense							$ 156,250	156,250
Term of agreement							2 years
August 15, 2020 [Member]
Common stock share, value per share							$ 0.025
Common stock shares, issued							20,000,000
Acquisition expense								500,000
Common Stock [Member]
Restricted common stock									17,280,000
Capital stock to be issued									$ 432,000
Series D Preferred Stock [Member]
Capital stock to be issued								$ 1,347,894
Preferred stock shares sold							50,000	50,000